As filed with the Securities and Exchange Commission on April 29, 2004.


                                                    Commission File No. 33-48922
                                                    Commission File No. 811-6720

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 29


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 29


                MEEDER ADVISOR FUNDS (FORMERLY THE FLEX-PARTNERS)
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


             P. O. BOX 7177, 6125 MEMORIAL DRIVE, DUBLIN, OHIO 43017
             -------------------------------------------------------
                (Address of Principal Executive Offices-Zip Code)

Registrant's Telephone Number, including Area Code:  (614)766-7000

         WESLEY F. HOAG, VICE PRESIDENT - MEEDER ASSET MANAGEMENT, INC.

             P. O. BOX 7177, 6125 MEMORIAL DRIVE, DUBLIN, OHIO 43017

                     (Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
         It is proposed that this filing will become effective
                           (check appropriate box).


         |__|   immediately upon filing pursuant to paragraph (b) of Rule 485

         |XX|   on April 30, 2004 pursuant to paragraph (b) of Rule 485.

         |__|   60 days after filing pursuant to paragraph (a)(1).
         |__|   on (date) pursuant to paragraph (a)(1).

         |__|   75 days after filing pursuant to paragraph (a)(2).
         |__|   on (date) pursuant to paragraph (a)(2) on Rule 485.

If appropriate, check the following box:

         |__| This is post-effective amendment designates a new effective date for a previously filed post-effective amendment.


The Money Market Portfolio has also executed this Registration Statement.

                             THE INSTITUTIONAL FUND
                               A MONEY MARKET FUND


                           PROSPECTUS - APRIL 30, 2004


     The Institutional Fund is a series of the Meeder Advisor Funds.

     This Prospectus gives you important information about The Institutional Fund that you should know before you invest. Please read this Prospectus carefully and keep it handy for future reference.

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.




                              Meeder Advisor Funds
                               6125 Memorial Drive
                                Dublin, OH 43017
                         1-800-325-FLEX or 614-760-2159

                                TABLE OF CONTENTS

------------------------------------------------------------------- THE INSTITUTIONAL FUND

A look at the Fund's investment goals,               Investment Goal                    _____
strategies, risks, performance                       Main Strategies                    _____
and expenses                                         Main Risk Factors                  _____
                                                     Performance                        _____
                                                     Fees and Expenses of the Fund      _____

Information on who may want to invest                Who May Want to Invest             _____
and who may not want to invest

More information about the fund                      More Information about the Fund    _____
you should know before investing                     Who Manages the Fund?              _____
                                                     How is the Trust Organized?        _____
                                                     How Does Taxation Affect the
                                                     Fund and Its Shareholders?         _____
                                                     Financial Highlights               _____

-------------------------------------------------------------------------- SHAREHOLDER MANUAL

Information about account                            How to Buy Shares                  _____
transactions and services                            Distribution Fees                  _____
                                                     How to Make Withdrawals
                                                       (Redemptions)                    _____
                                                     Transaction Policies               _____
                                                     Other Shareholder Services         _____

----------------------------------------------------------------------------- MORE ABOUT RISK

                                                     Investment Practices and
                                                       Related Risks                    _____
                                                     Securities and Related Risk
                                                       Glossary                         _____

------------------------------------------------------------------------- FOR MORE INFORMATION


Where to learn more about the fund                   Back Cover

                         THE INSTITUTIONAL FUND (FFIXX)

INVESTMENT GOAL

The fund seeks to provide current income while maintaining a stable share price of $1.00. To pursue this goal, the fund invests primarily in high-quality, short-term money market instruments, such as securities backed by the full faith and credit of the U.S. government, securities issued by U.S. government agencies, or obligations issued by corporations and financial institutions.

MAIN STRATEGIES

The fund invests all of its assets in The Money Market Portfolio, a master fund having the same investment goal as the fund. See "The Fund's Investment in a Portfolio" under "More Information about the Fund." The Portfolio, like all money funds, follows SEC guidelines on the quality, maturity and diversification of its investments. These guidelines are designed to help reduce a money fund's risks so that it is more likely to keep its share price at $1.00.

     o The Portfolio only buys securities that the adviser determines present minimal credit risks and that are rated in one of the top two short-term rating categories or that are comparable unrated securities in the adviser's opinion.

     o The Portfolio only buys securities with remaining maturities of 397 calendar days or less and maintains a dollar-weighted average portfolio maturity of 90 days or less.

     o Generally, the Portfolio may not invest more than 5% of its total assets in the securities of a single issuer, other than in U.S. government securities.

     o Generally, the adviser will attempt to purchase securities with longer maturities when it believes interest rates are falling and will attempt to purchase securities with shorter maturities when it believes interest rates are rising.

The Portfolio will limit its purchases to U.S. government securities and securities of its agencies and instrumentalities, bank obligations and instruments secured thereby, high quality commercial paper, high grade corporate obligations, funding agreements and repurchase agreements.

The fund's investment goal is not fundamental and may be changed without shareholder approval.

For more information, see "How Does the Fund Pursue Its Investment Goal?" under "More Information About the Fund."

MAIN RISK FACTORS

The fund is subject to income risk, which is the possibility that the fund's dividends or income will decline because of falling interest rates. The fund is subject, to a limited extent, to credit risk, which is the possibility that the issuer of a security owned by the fund will be unable to repay interest and principal in a timely manner.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Please read "More About Risk" carefully before investing.

                                   PERFORMANCE


     The bar chart shown on the left below provides some indication of the risks of investing in The Institutional Fund by showing changes in the fund's performance from year to year during the past nine calendar years. The table on the right compares the fund's performance with the returns of an index of funds with similar investment objectives. How the fund has performed in the past is not necessarily an indication of how the fund will perform in the future.


         [Plot points for bar chart]:


                           YEAR                      ANNUAL TOTAL RETURN
                           ----                      -------------------
                           1995                      6.01%
                           1996                      5.43%
                           1997                      5.53%
                           1998                      5.49%
                           1999                      5.13%
                           2000                      6.37%
                           2001                      4.26%
                           2002                      1.73%
                           2003                      1.06%

     During the period shown in the bar chart, the highest return for a quarter was 1.62% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.24% (quarter ended September 30, 2003).

     The fund's seven-day yield ended on December 31, 2003 was 1.00% and the seven-day compound yield ended December 31, 2003 was 1.00%. To request the fund's current seven-day yield, please call 1-800-325-FLEX or 614-760-2159.



Average Annual Total Returns
(for the periods ended                                                            Since Inception
DECEMBER 31, 2003)                PAST ONE YEAR           PAST FIVE YEARS            (6/15/94)
----------------------------------------------------------------------------------------------------

The Institutional Fund              1.06%                     3.69%                     4.56%
iMoneyNet, Inc.'s Average
  Institutional Fund1               0.84%                     3.47%                     4.28%2



1 An index of funds such as iMoneyNet, Inc.'s Average Institutional Fund index includes a number of mutual funds grouped by investment objective.



2    Average annual total return from 6/30/94 to 12/31/03.


FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

There are no sales loads, fees or other charges

      o   to buy fund shares directly from the fund
      o   to reinvest dividends in additional shares
      o   to exchange into shares of funds in the Flex-funds family of funds
      o   or to redeem your shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) 1


      Management Fees                             0.32%
      Distribution (12b-1) Fees2                  0.02%
      Other Expenses3                             0.30%
                                                  -----
      Total Annual Fund Operating Expenses        0.64%


1 This table and the Example below reflect the expenses of the fund and its proportionate share of expenses from its corresponding Portfolio. See "The Fund's Investment in a Portfolio" under "More Information About the Fund."


2 "Distribution (12b-1) Fees" are based upon expenses actually incurred by the fund for the year ended December 31, 2003; however, the fund may incur up to 0.03% in distribution (12b-1) fees.

3 "Other Expenses" are based on expenses actually incurred by the fund for the year ended December 31, 2003.


EXAMPLE

The example in the table below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Assuming you

     o        invest $10,000 in the fund
     o        redeem your shares at the end of the periods shown below
     o        earn a 5% return each year and
     o        incur the same fund operating expenses shown above,

your cost of investing in the fund would be:

          1 YEAR           3 YEARS           5 YEARS           10 YEARS
          ------           -------           -------           --------


          $65              $205              $357              $798


Of course, your actual costs may be higher or lower.

WHO MAY WANT TO INVEST

The fund may be appropriate if you are an institutional investor who:

     o likes to earn income at current money market rates while preserving the value of your investment

     o    is looking for a short-term component of an asset allocation program

     o    characterizes your investment outlook as "very conservative"

     o wants to be able to move money into stock or bond investments quickly and without penalty

The fund may not be appropriate if you:

          o    are investing for maximum return over a long-term horizon

                         MORE INFORMATION ABOUT THE FUND

THE FUND'S INVESTMENT IN A PORTFOLIO

     The fund seeks to achieve its investment goal by investing all of its assets in the Money Market Portfolio, its corresponding portfolio.

     The portfolio has the same investment goal as the fund. The fund's investment policies are also substantially similar to the portfolio's, except the fund may pursue its policies by investing in an open-end management investment company with the same investment goal and substantially similar policies and restrictions as the fund. The fund buys shares of the portfolio at net asset value. An investment in the fund is an indirect investment in the portfolio.

     It is possible that the fund may withdraw its investment in the portfolio and subsequently invest in another open-end management investment company with the same investment goal and substantially similar policies. This could happen if the portfolio changes its investment goal or if the board of trustees, at any time, considers it in the fund's best interest.

     The fund's structure, where it invests all of its assets in its corresponding portfolio, is sometimes called a "master/feeder" structure. You will find more detailed information about this structure and the potential risks associated with it in the Statement of Additional Information.

HOW DOES THE FUND PURSUE ITS INVESTMENT GOAL?

The manager seeks to achieve its goal by investing in high-quality money market instruments which mature in 397 days or less. Also, the portfolio will seek to minimize changes in the value of its assets due to market factors by maintaining a dollar-weighted average portfolio maturity of 90 days or less.

The portfolio may change its average portfolio maturity or level of quality to protect its net asset value when it is perceived that changes in the liquidity of major financial institutions may adversely affect the money markets. Consequently, for temporary defensive purposes, the portfolio may shorten the average maturity of its investments and/or invest only in the highest quality debt instruments, including, for example, U.S. government or agency obligations.

                              WHO MANAGES THE FUND?

THE BOARD. The board of trustees oversees the management of the fund and the portfolio, and elects its officers. The officers are responsible for the fund and the portfolio's day-to-day operations. Information concerning the trustees and officers of the Meeder Advisor Funds trust and the portfolio appears in the Statement of Additional Information.


INVESTMENT ADVISER. Meeder Asset Management, Inc. ("Meeder") manages the portfolio's assets and makes investment decisions for the portfolio. Meeder has been an investment adviser to individuals, pension and profit sharing plans, trusts, charitable organizations, corporations and other institutions since 1974. In addition, Meeder has served as investment adviser to the portfolio since its inception and, prior to that, to The Flex-funds trust since its inception in 1982. As of December 31, 2003, Meeder managed approximately $1.2 billion in assets. Meeder has its principal offices at 6125 Memorial Drive, Dublin, OH 43017.

         Pursuant to an investment advisory contract between Meeder and the Trust, Meeder, subject to the supervision of the Board of Trustees and in conformity with the stated objective and policies of the Fund, manages both the investment operations of the Fund and the composition of its portfolio, including the purchase, retention, disposition and loan of securities. In connection therewith, Meeder is obligated to keep certain books and records of the Fund. Meeder also administers the corporate affairs of the Fund, and in connection therewith, furnishes office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by Huntington National Bank, the portfolio's custodian, and Mutual Funds Service Co., the Fund's transfer and disbursing agent, fund accounting agent and administrator. Mutual Funds Service Co. is an affiliate of Meeder.


PORTFOLIO MANAGER

     The portfolio managers responsible for the portfolio's investments are Joseph A. Zarr and Christopher M. O'Daniel, CFA. Mr. Zarr has been associated with Meeder Asset Management as a portfolio manager since 1991 and began serving as the portfolio manager of the portfolio in 2001. Mr. O'Daniel has been associated with Meeder Asset Management as a security analyst since 2002 and began serving as a co-portfolio manager of the portfolio in 2002. Mr. O'Daniel brings 15 years of investment industry experience to Meeder Asset Management, with previous positions with School Employees Retirement System of Ohio, Duff & Phelps Investment Management, and National City Bank.


MANAGEMENT FEES. During the calendar year ended December 31, 2003, the portfolio paid management fees totaling 0.14% of the portfolio's average daily net assets.


                           HOW IS THE TRUST ORGANIZED?

     The fund is a no-load, open-end management investment company that is a member of the Meeder Advisor Funds trust (the "Trust").

     The board of trustees of the Trust oversees the fund's activities. The board retains various companies to carry out the fund's operations, including the investment adviser, custodian, transfer agent and others. The board has the right, and the obligation, to terminate the fund's relationship with any of these companies and to retain a different company if the board believes it is in the shareholders' best interests. At a mutual fund's inception, the initial shareholder (typically the adviser) appoints the fund's board. Thereafter, the board and the shareholders determine the board's membership. The board of the Trust may include individuals who are affiliated with the investment adviser.

     The fund does not hold annual shareholder meetings, but may hold special meetings for such purposes as electing or removing board members, changing fundamental policies, approving a management contract or approving a 12b-1 plan (12b-1 fees are explained in "Distribution Fees").

PORTFOLIO TRADES

     As long as the advisers believe a brokerage firm can provide a combination of quality execution (i.e., timeliness and completeness) and favorable price, they may consider research and related services when choosing a brokerage firm. Brokerage firms may use a portion of the commissions paid by the portfolio to reduce it, or the fund's, expenses.

DIVERSIFICATION

     The fund is diversified, which means the fund may not invest more than 5% of its assets in the securities of one company.

             HOW DOES TAXATION AFFECT THE FUND AND ITS SHAREHOLDERS?

HOW DOES THE PORTFOLIO EARN INCOME AND GAINS?

     The portfolio may earn dividends and interest (the portfolio's "income") on its investments. When the portfolio sells a security for a price that is higher than it paid, it has a gain. When the portfolio sells a security for a price that is lower than it paid, it has a loss. If the portfolio has held the security for more than one year, the gain or loss will be a long-term capital gain or loss. If the portfolio has held the security for one year or less, the gain or loss will be a short-term capital gain or loss. The portfolio's gains and losses are netted together, and, if the portfolio has a net gain (the portfolio's "gain"), that gain will generally be distributed to you.

TAXATION OF THE PORTFOLIO'S INVESTMENTS

     The portfolio invests your money in the securities that are described in the sections "Main Strategies" and "How Does the Fund Pursue Its Investment Goal?" Special tax rules may apply in determining the income and gains that the portfolio earns on its investments. These rules may, in turn, affect the amount of distributions that the fund pays to you. These special tax rules are discussed in the Statement of Additional Information.

     TAXATION OF THE FUND. As a regulated investment company, the fund generally pays no federal income tax on the income and gains that it distributes to you.

TAXATION OF SHAREHOLDERS

WHAT IS A DISTRIBUTION?

     As a shareholder, you will receive your share of the fund's income and gains on its corresponding portfolio's investments in stocks and other securities. The fund's income and short-term capital gains are paid to you as ordinary dividends. The fund's long-term capital gains are paid to you as capital gain distributions. If the fund pays you an amount in excess of its income and gains, this excess will generally be treated as a non-taxable return of capital. These amounts, taken together, are what we call the fund's distributions to you. In general, any dividends and net short-term capital gain distributions you receive from the fund are taxable as ordinary income. Distribution of other capital gains generally are taxable as long-term capital gains. The fund distributes capital gains, if any, annually.

     DISTRIBUTIONS. Distributions from the fund, whether you receive them in cash or in additional shares, are generally subject to income tax. The fund will send you a statement in January of the current year that reflects the amount of ordinary dividends, capital gain distributions and non-taxable distributions you received from the fund in the prior year. This statement will include distributions declared in December and paid to you in January of the current year, but which are taxable as if paid on December 31 of the prior year. The Internal Revenue Service requires you to report these amounts on your income tax return for the prior year.

     DISTRIBUTIONS TO RETIREMENT PLANS. Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you. Special rules apply to payouts from Roth and Education IRAs.

     DIVIDENDS-RECEIVED DEDUCTION. Corporate investors may be entitled to a dividends-received deduction on a portion of the ordinary dividends they receive from the fund.

     BUYING A DIVIDEND. Purchasing fund shares in a taxable account shortly before a distribution is known as "buying a dividend." In taxable accounts, you must pay income taxes on the distribution whether you take the distribution in cash or reinvest it. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares. The risk in buying a dividend is that the portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

     DIVIDEND REINVESTMENTS. Most investors have their dividends reinvested in additional shares of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend payable date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.

REDEMPTIONS AND EXCHANGES

     WHAT IS A REDEMPTION?

     A redemption is a sale by you to the fund of some or all of your shares in the fund. The price per share you receive when you redeem fund shares may be more or less than the price at which you purchased those shares. An exchange of shares in the fund for shares of a Flex-funds' fund is treated as a redemption of fund shares and then a purchase of shares of the Flex-funds' fund. When you redeem or exchange your shares, you will generally have a gain or loss, depending upon whether the amount you receive for your shares is more or less than your cost or other basis in the shares, which the IRS requires you to report on your income tax return.

     U.S. GOVERNMENT INTEREST. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. Government, subject to certain restrictions. The fund will provide you with information at the end of each calendar year on the amount of any such dividends that may qualify for exemption from reporting on your individual income tax returns.

     STATE TAXES. Ordinary dividends and capital gain distributions that you receive from the fund, and gains arising from redemptions or exchanges of your fund shares will generally by subject to state and local income tax. The holding of fund shares may also be subject to state and local intangibles taxes. You may wish to contact your tax adviser to determine the state and local tax consequences of your investment in the fund.

     IN KIND DISTRIBUTIONS. The Meeder Advisor Funds has reserved the right to pay redemption proceeds by a distribution in kind of portfolio securities (rather than cash) in the event of an emergency or when, in the opinion of the fund or Meeder, payment in cash would be harmful to existing shareholders. In the event the fund makes an in kind distribution, you could incur brokerage and transaction charges when converting the securities to cash.

     BACKUP WITHHOLDING. By law, the fund must withhold 28% of your distributions and redemption proceeds if you have not provided complete, correct taxpayer information and 28% of your distributions if you are otherwise subject to backup withholding.

                              FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.

                                                     THE INSTITUTIONAL FUND
                                            ----------------------------------------
                                              2003    2002    2001     2000     1999
                                              ----    ----    ----     ----     ----
Net Asset Value, Beginning of Period         $1.00   $1.00    $1.00    $1.00    $1.00

INCOME FROM INVESTMENT OPERATIONS
NET INVESTMENT INCOME                         0.011   0.017    0.042    0.062    0.050
--------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS              0.011   0.017    0.042    0.062    0.050
--------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
FROM NET INVESTMENT INCOME                   (0.011) (0.017)  (0.042)  (0.062)  (0.050)
---------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                          (0.011) (0.017)  (0.042)  (0.062)  (0.050)
---------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $1.00   $1.00    $1.00    $1.00    $1.00
--------------------------------------------------------------------------------------

Total Return (assumes reinvestment of
    distributions)                           1.06%   1.73%    4.26%    6.37%     5.13%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period ($000)        $28,686 $24,629  $48,696  $63,971  $868,169
   Ratio of net expenses to average net
       assets 1                              0.29%   0.30%    0.29%    0.24%    0.25%

   Ratio of net investment income to
     average net assets 1                    1.07%   1.75%    4.23%    6.02%    5.01%
   Ratio of expenses to average net
     assets before reductions 1              0.64%   0.53%    0.49%   0.46%     0.45%

1  Ratio reflects reduction in corresponding portfolio.

                               SHAREHOLDER MANUAL

                                HOW TO BUY SHARES

Shares of The Institutional Fund are offered continuously and sold without a sales charge. Shares are sold at the net asset value per share next determined after receipt of both a purchase order and payment in federal funds. Investments made by check are entered and credited at the net asset value determined on the next business day following receipt.

MINIMUM INVESTMENT. The minimum investment to open an account in the fund is $5 million.

OPENING AN ACCOUNT.  You may open an account by mail or bank wire as follows:

     BY MAIL: To purchase shares, fill out the New Account Application accompanying this Prospectus. A check payable to The Institutional Fund must accompany the New Account Application. The fund does not accept third party checks. Payments may be made by check or Federal Reserve Draft payable to the fund and should be mailed to the following address: MEEDER ADVISOR FUNDS, C/O MEEDER ASSET MANAGEMENT, INC., P.O. BOX 7177, DUBLIN, OHIO 43017.

     BY BANK WIRE: If the wire order is for a new account, YOU MUST TELEPHONE THE FUND PRIOR TO MAKING YOUR INITIAL INVESTMENT. Call 1-800-325-3539, or
     (614) 760-2159. Advise the fund of the amount you wish to invest and obtain an account number and instructions. Have your bank wire federal funds to:


         The Huntington National Bank
         ABA #: 044000024
         DDA Name:  Activity Account
         Account Name: (Include Shareholder Name)
         DDA #:  01892236997
         Attn: The Institutional Fund
         For Account #:  (Include Shareholder A/C #)


On new accounts, a completed application must be sent to Meeder Advisor Funds c/o Meeder Asset Management, Inc., P.O. Box 7177, Dublin, OH 43017 on the same day your wire is sent. The fund will not permit a redemption until it receives the New Account Application in good order.

SUBSEQUENT INVESTMENTS. Subsequent investments in an existing account in the fund may be made by mailing a check payable to The Institutional Fund. PLEASE INCLUDE YOUR ACCOUNT NUMBER ON THE CHECK AND MAIL AS FOLLOWS:


              MEEDER ADVISOR FUNDS
              LOCATION NUMBER: L-2569
              COLUMBUS, OH  45260-2569

Subsequent investments may also be made by bank wire as described above. IT IS NECESSARY TO NOTIFY THE FUND PRIOR TO EACH WIRE PURCHASE. Wires sent without notifying the fund will result in a delay of the effective date of your purchase.

WHEN PURCHASES ARE EFFECTIVE. New Account Applications and subsequent purchase orders for The Institutional Fund which are received by or on behalf of the fund prior to 12:00 p.m., Eastern time on a business day, begin earning dividends that day, provided payment in federal funds (bank wire) is received by the bank that day. New Account Applications and subsequent purchase orders which are received after 12:00 p.m., or for which wire payment is not received, are accepted as a purchase the following day. Investments made by check are credited to shareholder accounts, and begin to earn dividends, on the next business day following receipt.

If your check is dishonored, the purchase and any dividends paid thereon will be reversed. If shares are purchased with federal funds, they may be redeemed at any time thereafter, and you may secure your funds as explained below.
(See "How to Make Withdrawals (Redemptions).")

FINANCIAL INSTITUTIONS: You may buy shares or sell shares of the fund through a broker or financial institution, which may charge you a fee for this service. If you are purchasing shares of the fund through a program of services offered or administered by a brokerage firm or financial institution, you should read the program materials in conjunction with this Prospectus.


Purchase orders for the fund which are received prior to noon, Eastern time, begin earning dividends that day, provided The Huntington National Bank., the Custodian for the fund, receives federal funds by 4:00 p.m., Eastern time, that same day. If payment for the purchase of shares is not received in a timely manner, the financial institution could be held liable for any loss incurred by the fund.


                                DISTRIBUTION FEES

     Rule 12b-1 of the Investment Company Act permits mutual funds that adopt a written plan to pay out of fund assets certain expenses relating to the sale and distribution of their shares. The fund has a 12b-1 plan. Under the plan the fund pays an annual fee of up to 0.03% of fund assets for distribution services. Payments under the plan are made for distribution in the form of commissions and fees, advertising, sales literature, services of public relations consultants, direct solicitation and expenses of printing prospectuses and reports used for sales purposes. Persons who receive payments under the plan include securities brokers, attorneys, accountants, investment advisers, investment performance consultants, pension actuaries, banks, and service organizations. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

                      HOW TO MAKE WITHDRAWALS (REDEMPTIONS)

     Shares are redeemed and funds withdrawn at net asset value per share, and there are no redemption fees. (See "Valuation of Shares.")

     BY MAIL: You may redeem shares by mailing a written request to the Meeder Advisor Funds, c/o Meeder Asset Management, Inc., P.O. Box 7177, Dublin, OH 43017. Certain requests by mail must include a signature guarantee. It is designed to protect you and the fund from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

o    Your account registration has changed within the last 30 days;

o The check is being mailed to a different address than the one on your account (record address);

o    The check is being made payable to someone other than the account owner; or

o The redemption proceeds are being transferred to a fund account with a different registration. Amounts withdrawn are mailed without charge to the address printed on your account statement.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

We may require further documentation if you are requesting redemption of shares held of record in the name of corporations or trustees, and other fiduciaries.

Amounts withdrawn are mailed without charge to the address printed on your account statement.

BY TELEPHONE: You may redeem by telephone: 1-800-325-3539, or call (614) 760-2159. If you wish to use this procedure, you must select this feature on the New Account Application. Amounts withdrawn from an account by telephone are mailed without charge to the address printed on your account statement.

As a special service, you may arrange to have amounts in excess of $10,000 wired in federal funds to a designated commercial bank account. To use this procedure, please designate on the New Account Application a bank and bank account number to receive the proceeds of wire withdrawals. There is no charge for this service.

You may change the bank account designated to receive redemptions. This may be done at any time upon written request to the fund. In this case, your signature must be guaranteed. Additional documentation may be required from corporations, executors, administrators, trustees, guardians, or other fiduciaries.

WHEN REDEMPTIONS ARE EFFECTIVE. Redemptions are made at the net asset value per share next determined after receipt of a redemption request in good order. (See "Valuation of Shares.")

WHEN PAYMENTS ARE MADE. Amounts withdrawn by telephone are normally mailed or wired on the next Columbus, Ohio bank business day following the date of the order for withdrawal. If a request for a wire redemption is received prior to noon, Eastern time, on a bank business day, funds will be wired on the same day. Amounts withdrawn by mail are normally sent by mail within one business day after the request is received, and must be mailed within seven days, with the following exception. If shares are purchased by check, the funds' transfer agent will not pay a redemption until reasonably satisfied the check used to purchase shares has been collected, which may take up to 15 days. The fund will forward proceeds promptly once the check has cleared. (See "How to Buy Shares.")

ACCOUNTS WITH LOW BALANCES. The fund may redeem shares in your account for their then current net asset value and pay the proceeds to you if at any time your account has shares valued at less than $5 million as a result of redemptions you have made. The fund may redeem the shares in your account if you have opened your account for less than the minimum purchase amount and you do not purchase additional shares to meet the minimum. Before any shares are redeemed for these purposes, you will be notified in writing 30 days before any such redemption to bring the value of shares in the account to $5 million.

                               EXCHANGE PRIVILEGE

You may exchange shares of the fund for shares of any Flex-funds' fund that are available for sale in your state at their respective net asset values. The Flex-funds family of funds has a variety of investment objectives. Read The Flex-funds' prospectus for more information about the fund that meets your investment goals. You may obtain a free prospectus from Meeder Advisor Funds, c/o Meeder Asset Management, Inc., P.O. Box 7177, Dublin, Ohio 43017, or by telephone: 1-800-325-3539; in Ohio call (614) 760-2159.

Exchanges are subject to applicable minimum initial and subsequent investment requirements. It will be necessary to complete a separate New Account Application if:

     o   you wish to register a new account in a different name or

     o   you wish to add telephone redemption to an account.

Exchange requests may be directed to the fund by telephone or written request. If your request is in valid form, and is received prior to noon., Eastern time, shares will be exchanged that day. Otherwise, they will be exchanged the next business day.

BY MAIL: Exchange requests may also be made in writing and should be sent to Meeder Advisor Funds, c/o Meeder Asset Management, Inc., P.O. Box 7177, Dublin, Ohio 43017. The letter must be signed exactly as your name appears on the fund's account records.

BY TELEPHONE: Exchange requests may be made by telephone: call 1-800-325-3539, or call (614) 760-2159. You may make exchanges by telephone if you have telephone redemption privileges for your current account. The registration of additional accounts must be identical.

Any exchange involves a redemption of all or a portion of the shares in one fund and an investment of the redemption proceeds in shares of one of the other funds. The exchange will be based on the respective net asset values of the shares involved, ordinarily at the value next determined after the request is received. An exchange may be delayed briefly if redemption proceeds will not be available immediately for purchase of newly acquired shares. The exchange privilege may be modified or terminated at any time. In addition, the fund may reject any exchange request and limit your use of the exchange privilege.

The exchange of shares of one fund for shares of another fund is treated for federal income tax purposes as a sale of the shares given in exchange. You may realize a taxable gain or loss on an exchange, and you should consult your tax adviser for further information concerning the tax consequences of an exchange.

                              TRANSACTION POLICIES

VALUATION OF SHARES. The net asset value per share (NAV) for the fund is determined each business day that the Federal Reserve System is open. The NAV is calculated on each such business day at noon Eastern Time by dividing the fund's net assets by the number of its shares outstanding. The assets of the portfolio are valued on the basis of amortized cost.

BUY AND SELL PRICES. When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

EXECUTION OF REQUESTS. The fund is open on those days when the Federal Reserve System is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is received by the transfer agent.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven days, as allowed by federal securities laws.

TELEPHONE TRANSACTIONS. For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Proceeds from telephone transactions can only be mailed to the address of record.

SALES IN ADVANCE OF PURCHASE PAYMENTS. When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to fifteen days after the purchase.

                           OTHER SHAREHOLDER SERVICES

SUB-ACCOUNTING FOR INSTITUTIONAL INVESTORS:

The fund's optional sub-accounting system offers a separate shareholder account for each participant and a master account record for the institution. Share activity is thus recorded and statements prepared for both individual sub-accounts and for the master account. For more complete information concerning this program contact the fund.

DISTRIBUTOR:

Shares of the fund are sold in those states where its shares have been registered for sale or a valid exemption exists. States where registration or an exemption exists can be obtained by calling 1-800-325-3539 or (614) 760-2159.

                                 MORE ABOUT RISK

     The fund's risk profile is largely defined by the fund's principal securities and investment practices. You may find the most concise description of the fund's and the portfolio's risk profile in "Main Risk Factors."

     The portfolio is permitted to use - within limits established by the trustees - certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that the portfolio utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief descriptions of these securities and investment practices, along with the risks associated with them. The portfolio follows certain policies that may reduce these risks.

     As with any mutual fund, there is no guarantee that the fund or the portfolio will earn income or show a positive total return over any period of time - days, months or years.

INVESTMENT PRACTICES AND RELATED RISKS

     BORROWING. A loan of money from a bank or other financial institution undertaken by the portfolio. The portfolio may borrow up to 5% of its assets. LEVERAGE AND CREDIT RISKS ARE THE PRINCIPAL RISKS.

     DEFENSIVE MEASURES. Shortening the average maturity of the portfolio's investments and/or investing only in the highest quality debt instruments. The adviser may invest 100% of its assets defensively if it believes market conditions warrant defensive measures. OPPORTUNITY RISK IS THE PRINCIPAL RISK.

     REPURCHASE AGREEMENTS. The purchase of a security that must later be sold back to the issuer at the same price plus interest. The portfolio may invest up to 100% of its assets in repurchase agreements. CREDIT RISK IS THE PRINCIPAL RISK.

     SHORT-TERM TRADING. Selling a security soon after purchase. If the portfolio engages in short-term trading, it will have higher turnover and transaction expenses. Short-term trading may also result in short-term capital gains. Upon the distribution to you of any net short-term capital gains from the fund, you will be taxed at ordinary tax rates. There is no limitation on the portfolio's ability to engage in short-term trading. MARKET RISK IS THE PRINCIPAL RISK.

SECURITIES AND RELATED RISKS

     INVESTMENT GRADE BONDS. Bonds rated BBB (Standard & Poor's) or Baa (Moody's) or above. INTEREST RATE, PREPAYMENT, MARKET AND CREDIT RISKS ARE THE PRINCIPAL RISKS.

     ILLIQUID AND RESTRICTED SECURITIES. Securities which, by rules of their issue or by their nature, cannot be sold readily. These include illiquid Rule 144A securities. The portfolio is permitted to invest 10% of its assets in illiquid and restricted securities. MARKET, LIQUIDITY AND TRANSACTION RISKS ARE THE PRINCIPAL RISKS.

                                  RISK GLOSSARY

     CREDIT RISK means that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

     INTEREST RATE RISK is the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities are subject to greater interest rate risk.

     LEVERAGE RISK occurs in some securities or techniques that tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount that was invested in the contract.

     LIQUIDITY RISK occurs when investments cannot be sold readily. The portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

     MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector, or an industry will fluctuate, and that such movements might reduce an investment's value.

     OPPORTUNITY RISK means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

     PREPAYMENT RISK is the risk that, as interest rates fall, borrowers are more likely to refinance their debts. As a result, the principal on certain fixed income securities may be paid earlier than expected, which could cause investment losses and cause prepaid amounts to have to be reinvested at a relatively lower interest rate.

     TRANSACTION RISK means that the fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

FOR MORE INFORMATION:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

     The SAI provides more detailed information about the fund. The SAI has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus (is legally a part of this Prospectus).

ANNUAL AND SEMIANNUAL REPORTS

     These reports include portfolio holdings, financial statements, performance information, the auditor's report (in the case of the annual report), and a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

     Information about the fund (including the SAIs) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: PUBLICINFO@SEC.GOV, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

     To request a free copy of the current annual/semi-annual report or SAI, request other information about the fund, or make shareholder inquiries, please write, call or E-mail us at:


                           Meeder Advisor Funds
                           6125 Memorial Drive
                           Dublin, OH  43017
                           Telephone:  1-800-325-3539
                           Fax:  614-766-6669




                                        Investment Company Act File No. 811-6720

                             THE INSTITUTIONAL FUND


                              6125 Memorial Drive
                               Dublin, Ohio 43017

            STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2004

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of The Institutional Fund dated April 30, 2004. A copy of the Prospectus may be obtained from The Institutional Fund c/o Meeder Asset Management, Inc. at the above address or by calling: 1-800-325-FLEX or (614) 760-2159. Capitalized terms used and not otherwise defined herein have the same meanings as defined in the Prospectus.


                                TABLE OF CONTENTS

                                                                       PAGE
                                                                        ----

Description of the Trust                                                  2
Investment Policies and Related Matters                                   5
         General                                                          5
         The Portfolio                                                    5
         Money Market Instruments                                         5
         Ratings                                                          7
         Investment Restrictions                                          9
         Purchase and Sale of Portfolio Securities                       11
         Valuation of Portfolio Securities                               12
         Calculation of Yield                                            12
Investment Adviser and Manager                                           12
Officers and Trustees                                                    14
Distribution Plan                                                        20
Redemptions in Kind                                                      21
Additional Information                                                   21
Principal Holders of Outstanding Shares                                  22
Financial Statements                                                     23

Anti-money Laundering Program
Proxy Voting Procedures
Appendix I


INVESTMENT ADVISER                                        TRANSFER AGENT
------------------                                        --------------
Meeder Asset Management, Inc.                     Mutual Funds Service Co.

                            DESCRIPTION OF THE TRUST

BACKGROUND


     The Meeder Advisor Funds (the "Trust"), formerly known as The Flex-Partners, was organized as a Massachusetts business trust on June 22, 1992. All of the Trust's constituent funds are diversified open-end management companies. The Trust's offices are at 6125 Memorial Drive, Dublin, OH 43017. The business and affairs of the Trust are under the direction of its Board of Trustees.


     The Trust has not retained an investment adviser for The Institutional Fund because the Trust seeks to achieve the investment objectives of the Fund by investing the Fund's assets in its corresponding Portfolio. The Portfolio has retained the services of Meeder Asset Management, Inc. as investment adviser.

INVESTMENT STRUCTURE

     Unlike other mutual funds which directly acquire and manage their own portfolio of securities, The Institutional Fund seeks to achieve its investment objectives by investing all of its assets in the Money Market Portfolio, a separate registered investment company with the same investment objectives as the Fund. Therefore, an investor's interest in the Portfolio's securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund. Investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available by contacting the Trust by calling: 1-800-325-FLEX, or (614) 760-2159.

     The Portfolio, in which all the assets of the Fund will be invested, is organized as a trust under the laws of the State of New York. The Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio. In addition, whenever the Trust is requested to vote on matters pertaining to the fundamental policies of the Portfolio, the Trust will hold a meeting of the Fund's shareholders and will cast its vote as instructed by the Fund's shareholders.

     Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. (However, this possibility also exists for traditionally structured funds that have large or institutional investors.) Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Trust is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as do the Fund's shareholders. Certain changes in the Portfolio's investment objectives, policies or restrictions may require the Trust to withdraw the Fund's interest in the Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Portfolio). If such securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

     The Trust may withdraw the investment of the Fund from the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objectives as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies with respect to the Fund's Portfolio. The inability to find an adequate investment pool or investment adviser could have a significant impact on shareholders' investment in the Fund.

     The assets of the Trust received for the issue or sale of the shares of the Fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to the Fund and constitute the underlying assets of the Fund. The underlying assets of the Fund are segregated on the books of account, and are to be charged with the liabilities with respect to the Fund and with a share of the general expenses of the Trust. Expenses with respect to the Trust are to be allocated in proportion to the asset value of the respective funds except where allocations of direct expense can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds. In the event of the dissolution or liquidation of the Trust, shareholders of each fund are entitled to receive as a class the underlying assets of such fund available for distribution.

     As stated in "Investment Policies and Other Matters," except as otherwise expressly provided herein, the Fund's investment objectives and policies are not fundamental and may be changed by Trustees without shareholder approval.

     For descriptions of the investment objectives and policies of the Portfolio, see "Investment Policies and Other Matters." For descriptions of the management and expenses of the Portfolio, see "Investment Adviser and Manager" and "Officers and Trustees."

SHARES OF BENEFICIAL INTEREST

     The Trust's Declaration of Trust permits the Trust to offer and sell an unlimited number of full and fractional shares of beneficial interest in each of the Trust's existing Funds and to create additional Funds. All shares have a par value of $.10 per share, are fully paid, non-assessable and fully transferable when issued. All shares are issued as full or fractional shares.

     A fraction of a share has the same rights and privileges as a full share. Each Fund of the Trust will issue its own series of shares of beneficial interest. The shares of each Fund represent an interest only in that Fund's assets (and profits or losses) and in the event of liquidation, each share of a particular Fund would have the same rights to dividends and assets as every other share of that Fund.

     Each full or fractional share has a proportionate vote. On some issues, such as the election of Trustees, all shares of the Trust vote together as one series. On an issue affecting a particular Fund, only its shares vote as a separate series. An example of such an issue would be a fundamental investment restriction pertaining to only one Fund. In voting on a Distribution Plan, approval of the Plan by the shareholders of a particular Fund would make the Plan effective as to that Fund, whether or not it had been approved by the shareholders of the other Funds.

     When matters are submitted for shareholder vote, shareholders of each Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a Fund is required on any matter affecting the Fund on which shareholders are entitled to vote. Shareholders of one Fund are not entitled to vote on a matter that does not affect that Fund but that does require a separate vote of any other Fund. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees of a Fund by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.

     Shares are fully paid and nonassessable. Shares have no preemptive or conversion rights. The Trust or any fund may be terminated upon the sale of its assets to another open-end management investment company, if approved by vote of the holders of a majority of the Trust or the fund, as determined by the current value of each shareholder's investment in the fund or Trust, or upon liquidation and distribution of its assets, if approved by a majority of the Trustees of the Trust. If not so terminated, the Trust and the funds will continue indefinitely.

TRUSTEE LIABILITY

     The Declaration of Trust provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects Trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

                     INVESTMENT POLICIES AND RELATED MATTERS

GENERAL

     As described in the Prospectus, the Fund seeks to achieve its investment objective by investing all of its investable assets in the Money Market Portfolio (the "Portfolio"), a corresponding open-end management investment company having the same investment objective, policies and restrictions as the Fund. Since the investment characteristics of the Fund correspond directly to those of the Portfolio, the following is a discussion of the various investments of and techniques employed by the Portfolio.

     The investment policies set forth below in this section represent the Portfolio's policies as of the date of this Statement of Additional Information. The investment policies are not fundamental and they may be changed by the Trustees of the Portfolio without shareholder approval.

THE PORTFOLIO

     The Portfolio seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance it will be able to do so. To do so, the Portfolio utilizes the amortized cost method of valuing its portfolio securities pursuant to a rule adopted by the Securities and Exchange Commission. The rule also prescribes portfolio quality and maturity standards. The Portfolio will be managed in accordance with the requirements of this rule.

MONEY MARKET INSTRUMENTS

      The Portfolio will limit its purchases, denominated in U.S. dollars, to the following securities:

     * U.S. Government Securities and Securities of its Agencies and Instrumentalities - obligations issued or guaranteed as to principal or interest by the United States or its agencies (such as the Export Import Bank of the United States, Federal Housing Administration, and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank, Federal Intermediate Credit Banks and Federal Land Bank), including Treasury bills, notes and bonds.

     * Bank Obligations and Instruments Secured Thereby - obligations (including certificates of deposit, time deposits and bankers acceptances) of domestic banks having total assets of $1,000,000,000 or more, instruments secured by such obligations and obligations of foreign branches of such banks, if the domestic parent bank is unconditionally liable to make payment on the instrument if the foreign branch fails to make payment for any reason. The Portfolio may also invest in obligations (including certificates of deposit and bankers acceptances) of domestic branches of foreign banks having assets of $1,000,000,000 or more, if the domestic branch is subject to the same regulation as United States banks. The Portfolio will not invest at time of purchase more than 25% of its assets in obligations of banks, nor will the Portfolio invest more than 10% of its assets in time deposits.

     * High Quality Commercial Paper - The Portfolio, which is subject to specific quality criteria and diversification requirements, may invest in commercial paper rated in either one of the two highest categories by at least two nationally recognized rating services, or, if not rated, guaranteed by a company having commercial paper rated in either one of the two highest categories by at least two nationally recognized rating services.

     * Private Placement Commercial Paper - Private placement commercial paper ("Rule 144A securities") consist of unregistered securities which are traded in public markets to qualified institutional investors, such as the Portfolio. The Portfolio's risk is that the universe of potential buyers for the securities, should the Portfolio desire to liquidate a position, is limited to qualified dealers and institutions, and therefore such securities could have the effect of being illiquid.

     * High Grade Corporate Obligations - obligations rated at least A by Standard & Poor's or Moody's. See rating information below.

     * Repurchase Agreements Pertaining to the Above - The Portfolio may invest without limit in any of the above securities subject to repurchase agreements with any Federal Reserve reporting dealer or member bank of the Federal Reserve System. A repurchase agreement is an instrument under which the purchaser (i.e., the Portfolio) acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. The underlying securities might bear maturities exceeding one year. The Portfolio's risk is that the seller may fail to repurchase the security on the delivery date. If the seller defaults, the underlying security constitutes collateral for the seller's obligation to pay. It is a policy of the Portfolio to make settlement on repurchase agreements only upon proper delivery of the underlying collateral. Repurchase agreements usually are for short periods, such as one week or less, but could be longer. The Portfolio may enter into repurchase agreements with its custodian (U.S. Bank, N.A.) when it is advantageous to do so. The Portfolio will not invest more than 10% of its assets, at time of purchase, in repurchase agreements which mature in excess of seven days.

     * Funding Agreements - also known as guaranteed investment contracts, issued by insurance companies. Pursuant to such agreements, the Portfolio invests an amount of cash with an insurance company, and the insurance company credits such investment on a monthly basis with guaranteed interest that is based on an index. Funding agreements provide that this guaranteed interest will not be less than a certain minimum rate. Funding agreements also provide for adjustment of the interest rate monthly and are considered variable rate instruments. The Portfolio will only purchase a funding agreement (i) when the Manager has determined that the funding agreement presents minimal credit risks to the

          Portfolio and is of comparable quality to instruments that are rated high quality by a nationally recognized statistical rating organization that is not an affiliated person, as defined in the Investment Company Act of 1940, of the issuer, or any insurer, guarantor, or provider of credit support for the instrument, and (ii) if it may receive all principal of, and accrued interest on, a funding agreement upon written notice and within a period of time not to exceed 397 days. Because the Portfolio may not receive the principal amount of a funding agreement from the insurance company on seven days' notice or less, the funding agreement is considered an illiquid investment and, together with other investments in the Portfolio that are not readily marketable, may not exceed 10% of the Portfolio's assets. In determining average weighted portfolio maturity, a funding agreement will be deemed to have a maturity equal to the number of days remaining until the principal amount can be recovered through demand or the next interest reset date, whichever is earlier.

     Meeder Asset Management, Inc. (the "Manager") exercises due care in the selection of money market instruments. However, there is a risk that the issuers of the securities may not be able to meet their obligations to pay interest or principal when due. There is also a risk that some of the Portfolio's securities might have to be liquidated prior to maturity at a price less than original amortized cost or value, face amount or maturity value to meet larger than expected redemptions. Any of these risks, if encountered, could cause a reduction in net income or in the net asset value of the Portfolio.

RATINGS

1.   Moody's Investors Services, Inc.'s Corporate Bond Rating:

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins or protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length or time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

2.   Standard and Poor's Corporation's Corporate Bond Rating:

     AAA - Bonds rated AAA are highest grade obligations. They possess the ultimate degree of protection as to principal and interest. Marketwise they move with interest rates, and hence provide the maximum safety on all counts. AA - Bonds rated AA also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree. Here, too, prices move with the long-term money market.

     A - Bonds rated A are regarded as upper medium grade. They have considerable investment strength but are not entirely free from adverse effect of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but, to some extent, also economic conditions.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

3.   A-1 and P-1 Commercial Paper Ratings:

     Commercial paper rated A-1 by Standard & Poor's Corporation ("S&P") has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is A- 1, A-2, or A-3.

     The rating P-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

4.   Description of Permitted Money Market Investments:

     Commercial Paper - refers to promissory notes issued by corporations in order to finance their short-term credit needs.

     U.S. Government Obligations - are bills, certificates of indebtedness, notes and bonds issued by the U.S. Treasury and agencies, authorities and instrumentalities of the U.S. Government established under the authority of an act of Congress. Some obligations of U.S. Government agencies, authorities and instrumentalities are supported by the full faith and credit of the U.S. Treasury, as for example, the Government National Mortgage Association;

others by the right of the issuer to borrow from the Treasury, as in the case of Federal Farm Credit Banks and Federal National Mortgage Association; and others only by the credit of the agency, authority or instrumentality; as for example, Federal Home Loan Mortgage and Federal Home Loan Bank.

     Repurchase Agreements - A repurchase transaction occurs when an investor buys a security and simultaneously agrees to resell it at a later date to the person from whom it was bought, at a higher price. The price differential represents interest for the period the security is held. Repurchase transactions will normally be entered into with banks and securities brokers. The Portfolio could suffer a loss if the bank or securities broker with which the Portfolio had a repurchase agreement were to default.

     Certificates of Deposit - are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified or variable rate of return and are normally negotiable.

     Banker's Acceptances - are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed accepted when a bank guarantees their payment at maturity. Corporate Obligations - include bonds and notes issued by corporations in order to finance longer term credit needs, and funding agreements.

     Funding Agreements - See "Money Market Instruments - Funding Agreements" above.

INVESTMENT RESTRICTIONS

     The investment restrictions below have been adopted by the Fund and by the Portfolio as fundamental policies. Under the Investment Company Act of 1940 (the "Act"), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund or Portfolio, respectively, to which it relates, which is defined in the Act as the lesser of (a) 67 percent or more of the shares present at a shareholder meeting if the holders of more than 50 percent of the outstanding shares are present or represented by proxy, or (b) more than 50 percent of the outstanding shares ("Majority Vote"). The percentage limitations contained in the restrictions listed below apply at the time of the purchase of the securities. Whenever the Fund is requested to vote on a change in the investment restrictions of the Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by the shareholders.

     Provided that nothing in the following investment restrictions shall prevent the Fund from investing all or part of its assets in an open-end management investment company with the same investment objective as the Fund, neither the Fund nor the Portfolio may:

     (a) Issue senior securities;

     (b) Borrow money except as a temporary measure, and then only in an amount not to exceed 5% of the value of its net assets (whichever is less) taken at the time the loan is made, or pledge its assets taken at value to any extent greater than 15% of its gross assets taken at cost;

     (c) Act as underwriter of securities of other issuers;

     (d) Invest in real estate except for office purposes;

     (e) Purchase or sell commodities or commodity contracts, except that it may purchase or sell financial futures contracts involving U.S. Treasury Securities, corporate securities, or financial indexes;

     (f) Lend its funds or other assets to any other person, however, the purchase of a portion of publicly distributed bonds, debentures or other debt instruments, the purchase of certificates of deposit, U.S. Treasury Debt Securities, and the making of repurchase agreements are permitted, provided repurchase agreements with fixed maturities in excess of 7 days do not exceed 10% of its total assets;

     (g) Purchase more than 10% of any class of securities, including voting securities of any issuer, except that the purchase of U.S. Treasury debt instruments shall not be subject to this limitation;

     (h) Invest more than 5% of its total assets (taken at value) in the securities of any one issuer, other than obligations of the U.S. Treasury; provided, however, that this restriction shall not be applicable to any separate investment series of the Trust or a Portfolio which is created specifically to invest in the shares of other investment companies;

     (i) Purchase any securities on margin, or participate in any joint or joint and several trading account, provided, however, that it may open a margin account to the extent necessary to engage in hedging transactions which are not precluded by other particular restrictions;

     (j) Make any so-called short sales of securities, except against an identical portfolio position (i.e., a "short sale against the box"), but this restriction shall not preclude a futures contract which sells short an index or group of securities;

     (k) Invest more than 25% of its total assets at time of purchase (taken at value) in the securities of companies in any one industry; provided, however, that this restriction shall not be applicable to any separate investment series of the Trust or a Portfolio which is created specifically to invest in the shares of other investment companies;

     (l) Invest in securities of other investment companies, except for purchases by the Portfolio (or the Fund) in the open market involving only customary brokerage commissions, or except as part of a merger, consolidation or other acquisition; provided, however, that this 10 restriction shall not be applicable to any separate investment series of the Trust or a Portfolio which is created specifically to invest in the shares of other investment companies;

     (m) Purchase or retain any securities of an issuer, any of whose officers, directors or security holders is an officer or director of the Trust or a Portfolio if such officer or director owns beneficially more than 1/2 of 1% of the issuer's securities or together they own beneficially more than 5% of such securities;

     (n) Invest in securities of companies which have a record of less than three years continuous operation if, at the time of such purchase, more than 5% of its assets (taken at value) would be so invested;

     (o) Purchase participations or other direct interests in oil, gas or other mineral exploration or development programs;

     (p) Invest in warrants; and

     (q) Invest more than 10% of its assets in restricted securities and securities for which market quotations are not readily available and repurchase agreements which mature in excess of seven days; however, this shall not prohibit the purchase of money market instruments or other securities which are not precluded by other particular restrictions.

     In order to comply with certain state investment restrictions, each of the Fund's and the Portfolio's operating policy is not to: (a) Notwithstanding (b) above, pledge assets having a value in excess of 10% of its gross assets; (b) Invest in oil, gas or mineral leases or programs; and (c) Purchase real estate limited partnerships.

PURCHASE AND SALE OF PORTFOLIO SECURITIES

     The Portfolio's purchases and sales of securities usually are principal transactions. Securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. The Portfolio does not anticipate paying brokerage commissions. Any transaction for which the Portfolio pays a brokerage commission will be effected at the best price and execution available. Purchases from underwriters of securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers are purchased at the offered price.

     Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the investors in the Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

     Investment decisions for the Portfolio will be made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or its affiliates. If, however, the Portfolio and other investment companies or accounts managed by the Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. When purchases or sales of the same security for the Portfolio and for investment companies managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

VALUATION OF PORTFOLIO SECURITIES

     The Money Market Portfolio will value its securities by the amortized cost method as it maintains a dollar-weighted average portfolio maturity of 90 days or less. Portfolio securities for which market quotations are not readily available are to be valued by the Manager in good faith at its own expense under the direction of the Trustees.

     Other assets, which include cash, prepaid and accrued items and amounts receivable as income on investments and from the sale of portfolio securities, are carried at book value, as are all liabilities. Liabilities include accrued expenses, sums owed for securities purchased, and dividends payable.

CALCULATION OF YIELD


     The Fund will calculate its yield quotations based on the net change, exclusive of realized and unrealized gains or losses, in the value of a hypothetical account over a seven calendar day base period. The following is an example of the yield calculations for the seven days ended December 31, 2003.


Simple yield:

Value of hypothetical account at end of period                      $1.00019132


Value of hypothetical account at beginning of period 1.00000000


Base period return                                                  $  .00019132
                                                                    ------------
Current seven day yield (.00019132 x (365/7)                             1.00%

Effective yield:

Effective yield [(.00019132 + 1)365/7] - 1                               1.00%


Investors should recognize that yields are not necessarily representative of future results, but will vary as a function of market conditions and expenses incurred.
                         INVESTMENT ADVISER AND MANAGER

     Meeder Asset Management, Inc. (the "Manager")is the investment adviser and manager for the Money Market Portfolio. The Investment Advisory Contract for the Portfolio was approved by a vote of a majority of the Trustees, including a majority of those Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Portfolio. The contract is to remain in force so long as renewal thereof is specifically approved at least annually by a majority of the Trustees or by vote of a majority of outstanding shares of the Portfolio, and in either case by vote of a majority of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) at a meeting called for the purpose of voting on such renewal.

     The Investment Advisory Contract will terminate automatically if assigned and may be terminated without penalty at any time upon 60 days' prior written notice by Majority Vote of the Portfolio, by the Trustees of the Portfolio, or by the Manager.

     Costs, expenses and liabilities of the Trust attributable to a particular Fund are allocated to that Fund. Costs, expenses and liabilities which are not readily attributable to a particular Fund are allocated among all of the Trust's Funds. Thus, each Fund pays its proportionate share of: the fees of the Trust's independent auditors, legal counsel, custodian, transfer agent and accountants; insurance premiums; the fees and expenses of Trustees who do not receive compensation from the Manager; association dues; the cost of printing and mailing confirmations, prospectuses, proxies, proxy statements, notices and reports to existing shareholders; state registration fees; distribution expenses within the limitation of each Fund's Distribution Plan, including the cost of printing and mailing of prospectuses and other materials incident to soliciting new accounts; and other miscellaneous expenses.

     Expenses of the Portfolio also include all fees under its Administrative Services Agreement; the expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Portfolio's custodian for all services to the Portfolio, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to governmental officers and commissions; expenses of meetings of investors and Trustees; the advisory fees payable to the Adviser under the Advisory Contract and other miscellaneous expense.

     The Board of Trustees of the Trust believes that the aggregate per share expenses of the Fund and the Portfolio will be less than or approximately equal to the expenses which the Fund would incur if it retained the services of an investment adviser and the assets of the Fund were invested directly in the type of securities being held by the Portfolio.

     The Manager earns an annual fee, payable in monthly installments, at the rate of 0.40% of the first $100 million and 0.25% in excess of $100 million, of average net assets.


     For the year ended December 31, 2003, the Money Market Portfolio paid fees to the Manager totaling $668,771 ($786,765 in 2002; $978,323 in 2001).

     For the year ended December 31, 2003, the Manager waived fees totaling $374,508 ($404,708 in 2002; $461,679 in 2001) in the Money Market Portfolio.

     Meeder Asset Management, Inc. was incorporated in Ohio on February 1, 1974 and maintains its principal offices at 6125 Memorial Drive, Dublin, Ohio 43017. The Manager is a wholly-owned subsidiary of Meeder Financial, Inc., a holding company which is controlled by Robert S. Meeder, Sr. through ownership of common stock. Meeder Financial conducts business only through its five subsidiaries, which are the Manager; Mutual Funds Service Co., the Trust's transfer agent; Meeder Advisory Services, Inc., a registered investment adviser; OMCO, Inc., a registered commodity trading adviser; and Adviser Dealer Services, Inc., a broker-dealer.

     The Manager's officers and directors are as set forth as follows: Robert S. Meeder, Sr., Chairman and Sole Director; Donald F. Meeder, Assistant Secretary; Robert S. Meeder, Jr., President; David M. Rose, Chief Operating Officer, and Wesley F. Hoag, Vice President, Secretary and General Counsel. Mr. Robert S. Meeder, Sr. is President and a Trustee of the Trust and the Portfolio. Mr. Robert S. Meeder, Jr. is a Trustee and officer of the Trust and the Portfolio. Each of Messrs. Donald F. Meeder and Wesley F. Hoag is an officer of the Trust and the Portfolio.

                              OFFICERS AND TRUSTEES

     The Trust and the Portfolio are managed by their trustees and officers. Their names, positions and principal occupations during the past five years are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Except as otherwise shown, all persons named as Trustees also serve in similar capacities for all other mutual funds advised by the Manager, including The Flex-funds and the corresponding portfolios of the Meeder Advisor Funds and The Flex-funds (collectively, the "Fund Complex"). Unless otherwise noted, the business address of each Trustee and officer is 6125 Memorial Drive, Dublin, Ohio 43017, which is also the address of the Manager. Those Trustees who are "interested persons" (as defined in the Investment Company Act of 1940) by virtue of their affiliation with the Fund Complex or the Fund Manager are indicated by an asterisk (*).



"Non-Interested" Trustees
------------------------ --------------- -------------- --------------------------- ------------- ----------------
                                                                                     Number of
                                          Year First                                 Portfolios in
                                          Elected a                                  Fund             Other
                                          Director of                                Complex          Directorships
Name, Address and                         Fund          Principal Occupation(s)      Overseen by      Held by
Age                       Position Held   Complex (1)   During Past Five Years       Trustee          Trustee (2)
------------------------ --------------- -------------- --------------------------- ------------- ----------------
MILTON S. BARTHOLOMEW,   Trustee         1982           Retired; formerly a            9            None
75                                                      practicing attorney in
1424 Clubview                                           Columbus, Ohio; member of
Boulevard, S.                                           the Fund's Audit
Worthington, OH  43235                                  Committee.

------------------------ --------------- -------------- --------------------------- ------------- ----------------

ROGER D. BLACKWELL, 63   Trustee         1994           Professor of Marketing         9          Anthony &
Blackwell Associates,                                   and Consumer Behavior,                    Sylvan,
Inc.                                                    The Ohio State                            Applied
3380 Tremont Road                                       University; President of                  Industrial
Columbus, OH  43221                                     Blackwell Associates,                     Technologies,
                                                        Inc., a strategic                         Diamond Hill,
                                                        consulting firm.                          Max & Erma's,

------------------------ --------------- -------------- --------------------------- ------------- ----------------

WALTER L. OGLE, 66       Trustee         1984           Retired; formerly           9             Southtrust
500 Ocean Drive                                         Executive Vice President                  Bank, N.A.
Juno Beach, FL  33408                                   of Aon Consulting, an                     Florida
                                                        employee benefits
                                                        consulting group; member
                                                        of the Fund's Audit
                                                        Committee.
------------------------ --------------- -------------- --------------------------- ------------- ----------------


------------------------ --------------- -------------- --------------------------- ------------- ----------------
                                                                                     Number of
                                          Year First                                 Portfolios in
                                          Elected a                                  Fund             Other
                                          Director of                                Complex          Directorships
Name, Address and                         Fund          Principal Occupation(s)      Overseen by      Held by
Age                       Position Held   Complex (1)   During Past Five Years       Trustee          Trustee (2)
------------------------ --------------- -------------- --------------------------- ------------- ----------------

CHARLES A. DONABEDIAN,   Trustee         1997           President, Winston            9             one
61                                                      Financial, Inc., which
Winston Financial, Inc.                                 provides a variety of
200 TechneCenter                                        marketing and consulting
Drive, Suite 200                                        services to investment
Milford, OH  45150                                      management companies;
                                                        CEO, Winston Advisors,
                                                        Inc., an investment
                                                        adviser; member of the
                                                        Fund's Audit Committee.
------------------------ --------------- -------------- --------------------------- ------------- ----------------
JAMES W. DIDION, 73      Trustee         1982, 1998     Retired; formerly             9            None
8781 Dunsinane Drive                                    Executive Vice President
Dublin, OH  43017                                       of Core Source, Inc., an
                                                        employee benefit and
                                                        Workers' Compensation
                                                        administration and
                                                        consulting firm
                                                        (1991-1997).
------------------------ --------------- -------------- --------------------------- ------------- ----------------
JACK W. NICKLAUS II, 42  Trustee         1998           Designer, Nicklaus            9             None
11780 U.S. Highway #1                                   Design, a golf course
North Palm Beach, FL                                    design firm and division
33408                                                   of The Nicklaus Companies.
------------------------------------------------------------------------------------------------------------------

"Interested" Trustees (3), (4)

------------------------------------------------------------------------------------------------------------------
                                          Year First                                 Number of
                                          Elected a                                  Portfolios in
                                          Director                                   Fund             Other
                                          and/or                                     Complex          Directorships
Name, Address and                         officer of    Principal Occupation(s)      Overseen by      Held by
Age                       Position Held   the Fund (1)   During Past Five Years      Trustee          Trustee
------------------------ --------------- -------------- --------------------------- ------------- ----------------

ROBERT S. MEEDER,        Trustee/        1982           Chairman of Meeder Asset      9            None
SR.*+, 75                President                      Management, Inc., an
                                                        investment adviser; and
                                                        Chairman and Director of
                                                        Mutual Funds Service Co.,
                                                        the Fund's transfer agent.
------------------------ --------------- -------------- --------------------------- ------------- ----------------

Robert S. Meeder,        Trustee and     1992           President of Meeder Asset   9             None
Jr.*, 42                 Vice President                 Management, Inc.

------------------------ --------------- -------------- --------------------------- ------------- ----------------


Other Officers (4)
--------------------------------------------------------------------------------------------------------
                                                 Year First
                                                 Elected an
Name, Address and                                Officer of the     Principal Occupation(s)
Age                       Position Held          Fund (1)           During Past Five Years
------------------------ ---------------------- ----------------- --------------------------------------

DONALD F. MEEDER*+, 65   Assistant Secretary    1982              Assistant Secretary and Vice
                                                                  President of Meeder Asset
                                                                  Management, Inc.; Assistant
                                                                  Secretary of Mutual Funds Service
                                                                  Co., the Fund's transfer agent.

------------------------ ---------------------- ----------------- --------------------------------------
WESLEY F. HOAG*+, 47     Vice President and     1994              Vice President, Secretary and
                         Secretary                                General Counsel of Meeder Asset
                                                                  Management, Inc. and Mutual Funds
                                                                  Service Co., the Fund's transfer
                                                                  agent (since July 1993).
------------------------ ---------------------- ----------------- --------------------------------------

BRUCE E. MCKIBBEN*+, 34  Treasurer              2002              Treasurer and Manager/
                                                                  Fund Accounting and Financial
                                                                  Reporting, Mutual Funds Service Co.,
                                                                  the Fund's transfer agent (since
                                                                  April 1997).
------------------------ ---------------------- ----------------- --------------------------------------


1 Trustees and Officers of the Fund serve until their resignation, removal or retirement.

2 This includes all directorships (other than those in the Fund Complex) that are held by each trustee as a director of a public company or a registered investment company.

3 "Interested Persons" within the meaning of the 1940 Act on the basis of their affiliation with the Fund Complex Investment Adviser, Meeder Asset Management, Inc., or its affiliated entities.

4 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Meeder Asset Management, Inc. serves as Investment Adviser.

* Robert S. Meeder, Sr. is deemed an "interested person" of the Trust by virtue of his position as Chairman of Meeder Asset Management, Inc., the investment adviser to the Portfolio. Robert S. Meeder, Jr. is deemed an "interested person" of the Trust by virtue of his position as President of Meeder Asset Management, Inc., the investment adviser to the Portfolio. Wesley F. Hoag is deemed an "interested person" of the Trust by virtue of his position as Vice President and Secretary of Meeder Asset Management, Inc., the investment adviser to the Portfolio. Donald F. Meeder is deemed an "interested person" of the Trust by virtue of his position as Assistant Secretary of Meeder Asset Management, Inc., the investment adviser to the Portfolio. Bruce E. McKibben is deemed an "interested person" of the Trust by virtue of his position as an employee of Meeder Asset Management, Inc., the investment adviser to the Portfolio.


+ P.O. Box 7177, 6125 Memorial Drive, Dublin, Ohio 43017.


     Robert S. Meeder, Sr. is Robert S. Meeder, Jr.'s father and Donald F. Meeder's uncle.

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2003

------------------------------------- --------------------------- -------------------------------------------
                                                                    Aggregate Dollar Range1 of Shares Owned
                                       Dollar Range of Fund            in All Funds Within The Family of
Name of Trustee                          Shares Owned (1)             Investment Companies Overseen by Trustee
------------------------------------- --------------------------- -------------------------------------------
"Non-Interested" Trustees

Milton S. Bartholomew                 $0                          Over $100,000
------------------------------------- --------------------------- -------------------------------------------

Roger D. Blackwell                    $0                          Over $100,000
------------------------------------- --------------------------- -------------------------------------------

Walter L. Ogle                        $0                          Over $100,000
------------------------------------- --------------------------- -------------------------------------------

Charles A. Donabedian                 $0                          $50,001-$100,000
------------------------------------- --------------------------- -------------------------------------------

James W. Didion                       $0                          $1 - $10,000
------------------------------------- --------------------------- -------------------------------------------

Jack W. Nicklaus II                   $0                          $10,000 - $50,000
------------------------------------- --------------------------- -------------------------------------------

"Interested"  Trustees

Robert S. Meeder, Sr.                 Over $100,000               Over $100,000
------------------------------------- --------------------------- -------------------------------------------

Robert S. Meeder, Jr.                 $0                          Over $100,000
------------------------------------- --------------------------- -------------------------------------------



1 Ownership disclosure is made using the following ranges: None; $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000 and over $100,000. The amounts listed for "interested" trustees include shares owned through Meeder Asset Management, Inc.'s retirement plan and 401(k) Plan.


     The following table shows the compensation paid by the Portfolios and the Fund Complex as a whole to the Trustees of the Portfolio and the Fund Complex during the fiscal year ended December 31, 2003.


                               COMPENSATION TABLE

                                              Pension or                         Total
                                               Retirement                        Compensation
                                               Benefits                          From
                              Aggregate        Accrued as       Estimated        Registrant and
                              Compensation     Part of          Annual           Fund Complex
                              From the         Portfolio        Benefits Upon    Paid to
Trustee                       Portfolio (1)    Expense          Retirement       Trustee (1), (2)
-------                       ----------       -------          ---------------  ----------------
Robert S. Meeder, Sr.         None             None             None             None

Milton S. Bartholomew         $1,141           None             None             $13,099

Robert S. Meeder, Jr.         None             None             None             None

Walter L. Ogle                $1,141           None             None             $13,099

Roger A. Blackwell            $1,056           None             None             $12,099

Charles A. Donabedian         $1,308           None             None             $14,599

James Didion                  $1,056           None             None             $12,099

Jack W. Nicklaus II           $750             None             None             $9,099

1 Compensation figures include cash and amounts deferred at the election of certain non-interested Trustees. For the calendar year ended December 31, 2003, participating non-interested Trustees accrued deferred compensation from the funds as follows: Milton S. Bartholomew - $1,141, Roger A. Blackwell - $1,056, Charles A. Donabedian - $1,308, Jack W. Nicklaus II - $750, and Walter L. Ogle - $1,141.

2    The Fund Complex consists of 9 investment companies.

     Each Trustee who is not an "interested person" is paid a total meeting fee of $1,250 for each regular quarterly meeting he attends (in person or by telephone) on behalf of the Trust, the Portfolio and The Flex-funds family of funds for which Meeder also serves as the investment adviser. No compensation is paid for special meetings of the Trustees. Each Trustee who is not an "interested person" receives a total retainer of $2,500 per calendar quarter for the Trust, the Portfolio and The Flex-funds. Each committee person who is not an "interested person" is paid a total of $500 for each committee meeting he attends (in person or by telephone) on behalf of the Trust, the Portfolio and The Flex-funds. The Chairman of the Audit Committee receives a quarterly retainer of $500 in addition to any committee meeting fees he is entitled to.

     At the end of each calendar year, each non-interested Trustee's total compensation will be calculated (taking into account all Board, but not committee, meetings attended in the just completed year) as if the Trustee compensation formula for 2003 was in effect (the "2003 Formula"). If the non-interested Trustee's total compensation that would have been earned under the 2003 Formula exceeds $15,000, then the excess will be added to his compensation earned in accordance with the immediately preceding paragraph.

     The 2003 Formula is determined as follows:

     Each Trustee who is not an "interested person" is paid a meeting fee of $250 per meeting for the Money Market Portfolio and each of the funds in the Fund Complex that is not invested in the Portfolio. In addition, each such Trustee earns an annual fee, payable quarterly, based on the average net assets in the Money Market Portfolio, each fund in the Fund Complex that is not invested in the Money Market Portfolio based on the following schedule: Money Market Portfolio, 0.0005% of the amount of average net assets between $500 million and $1 billion; 0.0025% of the amount of average net assets exceeding $1 billion. For each of the funds in the Fund Complex that is not invested in the Money Market Portfolio, each Trustee is paid a fee of 0.00375% of the amount of each such fund's average net assets exceeding $15 million. Members of the Audit Committee for each of the Meeder Advisor Funds and The Flex-funds trusts, and the Portfolio are paid $500 for each Committee meeting attended.

     Trustees fees for the Portfolio totaled $6,452 for the year ended December 31, 2003 ($6,251 in 2002). The Chairman of the Audit Committee is paid an additional $500 quarterly for each meeting attended. All other officers and Trustees serve without compensation from any Fund or the Portfolio.

     The Board maintains two standing committees: the Audit Committee and the Nominating Committee. The Audit Committee is generally responsible for recommending the selection of the Trust's independent auditors, including evaluating their independence and meeting with such accountants to consider and review matters relating to the Trust's financial reports and internal accounting. The Audit Committee is comprised of the following independent Trustees of the Trust: Charles Donabedian, Milton Bartholomew and Walter Ogle. The Nominating Committee is comprised of the following independent Trustees of the Trust: James Didion, Roger Blackwell and Charles Donabedian. The Trust's Nominating Committee is responsible for the nomination of trustees to the Board. When vacancies arise or elections are held, the Committee considers qualified nominations including those recommended by shareholders who provide a written request (including qualifications) to the Nominating Committee in care of the Trust's address at 6125 Memorial Drive, Dublin, Ohio 43017. During the fiscal year ended December 31, 2003, the Audit Committee met three times and the Nominating Committee did not meet.


     During the past fiscal year, the Trustees considered and approved the renewal of the Portfolio's investment advisory agreement with the Manager. In connection with this annual review, the Trustees, with the advice and assistance of independent counsel for the Trust, received and considered information and reports relating to the nature, quality and scope of the services provided to the Portfolio and the Fund by the Manager and its affiliates. The Trustees considered the level of and the reasonableness of the fees charged for these services, together with comparative fee and expense information showing, among other things, the fees paid for advisory, administrative, transfer agency, fund accounting and shareholder services and the total expense ratio of the Fund relative to its peer group of mutual funds. In addition, the Trustees considered, among other factors:

     o the effect of the investment advisory fee and fund administration fee structure on the expense ratio of the Fund;

     o the effect of the investment advisory fee and fund administration fee structure on the nature or level of services to be provided the Fund;

     o    the investment performance of the Fund;

     o information on the investment performance, advisory fees, fund administration fees and expense ratios of other registered investment companies within the Trust;

     o information on the investment performance, advisory fees, fund administration fees and expense ratios of other investment companies not advised by the Manager but believed to be generally comparable in their investment objectives and size to the Fund;

     o the investment approach used by the Manager in the daily management of the Portfolio;

     o    information on personnel of the Manager's investment committee;

     o the continuing need of the Manager to retain and attract qualified investment and service professionals to serve the Trust in an increasingly competitive industry;

     o    soft dollars received by the Manager from Portfolio trades;

     o commissions received by Adviser Dealer Services, Inc. an affiliate of the Manager, for executing securities transactions on behalf of the Portfolio;

     o the Manager's policy regarding the aggregation of orders from the Portfolio and the Manager's private accounts; and

     o other ancillary benefits received by the Manager and its affiliates as a result of their provision of investment advisory and other services to the Portfolio and Fund.

     The Trustees also considered various improvements and upgrades in shareholder services made during the year, financial information about the Manager's costs, an analysis of historical profitability of the Portfolio and Fund's contracts to the Manager and its affiliates, and the importance of supporting quality, long-term service by the Manager to help achieve solid investment performance.


     The Trustees and officers of the Trust and the Portfolio own, in the aggregate, 1.94% of the Fund's total outstanding shares.


     The Trust, the Portfolio, and the Manager have each adopted a Code of Ethics that permits personnel subject to the Code to invest in securities, including, under certain circumstances and subject to certain restrictions, securities that may be purchased or held by the Portfolio. However, each such Code restricts personal investing practices by directors and officers of the Manager and its affiliates, and employees of the Manager with access to information about the purchase or sale of Portfolio securities. The Code of Ethics for the Trust and the Portfolio also restricts personal investing practices of trustees of the Trust and the Portfolio who have knowledge about recent Portfolio trades. Among other provisions, each Code of Ethics requires that such directors and officers and employees with access to information about the purchase or sale of Portfolio securities obtain preclearance before executing personal trades. Each Code of Ethics prohibits acquisition of securities without preclearance in, among other events, an initial public offering or a limited offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to put the interests of Fund shareholders before the interest of people who manage the Portfolio in which the Fund invests.

                                DISTRIBUTION PLAN

     Rule 12b-1 (the Rule) under the Investment Company Act of 1940 (the "Act") describes the circumstances under which an investment company such as the Fund may, directly or indirectly, bear the expenses of distributing its shares. The Rule defines such distribution expenses to include the cost of any activity which is primarily intended to result in the sale of Fund shares.

     The Fund has adopted a Distribution Plan (the "Plan") which authorizes, among other things, payment of incentives in the form of commissions and fees advertising, the services of public relations consultants, and direct solicitation. Possible recipients include securities brokers, attorneys, accountants, investment advisers, investment performance consultants, pension actuaries, banks and service organizations. Another class of recipients is banks.

     The Fund may expend as much as, but not more than, 3/100 of 1% of the Fund's average net assets annually pursuant to the Plan. A report of the amounts so expended in the Fund and the purpose of the expenditures must be made to and reviewed by the Board of Trustees at least quarterly. In addition, the Plan provides that it may not be amended to increase materially the costs which the Fund may bear for distribution pursuant to the Plan without shareholder approval of the Plan, and that other material amendments of the Plan must be approved by the Board of Trustees, and by the Trustees who are not interested persons of the Fund (as defined in the Act) and who have no direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of voting on the Plan.

     The Plan is terminable at any time by vote of a majority of the Trustees who are not interested persons and who have no direct or indirect financial interest in the operation of the Plan or by vote of a majority of the Fund's shares. Any service agreement terminates upon assignment and is terminable without penalty at any time by a vote of a majority of the Trustees who are not interested persons and who have no direct or indirect financial interest in the operation of any of the Plans, upon not more than 60 days written notice to the service organization, or by the vote of the holders of a majority of the Fund's shares, or, upon 15 days notice, by a party to a service agreement.

     The Plan was approved by the Trust's Board of Trustees, who made a determination that there is a reasonable likelihood that the Plan will benefit the Fund. The Plan has been approved by shareholders and will continue in effect only if approved at least annually by the Board of Trustees.


     Total payments made by the Fund to parties with service agreements for the year ended December 31, 2003 amounted to $3,291 ($4,208 in 2002; $5,598 in
2001). In addition, expenditures were approved by the Board of Trustees in the amount of $130 for the year ended December 31, 2003 ($887 in 2002; $12 in 2001) for printing and mailing of prospectuses, periodic reports and other sales materials to prospective investors. Other expenditures amounted to $95 for the year ended December 31, 2003 ($75 in 2002; $0 in 2001).


                               REDEMPTIONS IN KIND

     The Trust has reserved the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be harmful to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage and transaction charges in converting the securities to cash. Redemptions in kind are taxable transactions. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

                             ADDITIONAL INFORMATION

     CUSTODIAN - The Huntington National Bank, 7 Easton Oval, Columbus, OH 43219, is custodian of all of the Portfolio's assets.

     AUDITORS - KPMG LLP, 191 West Nationwide Boulevard, Columbus, Ohio, 43215, serves as the Trust's independent auditors. The auditors audit financial statements for the Fund and provide other assurance, tax, and related services.

     STOCK TRANSFER AGENT - Mutual Funds Service Co., 6125 Memorial Drive, Dublin, Ohio 43017, a wholly owned subsidiary of Meeder Financial and a sister company of Meeder Asset Management, Inc., provides to the Fund and Portfolio accounting, administrative, stock transfer, dividend disbursing, and shareholder services. The minimum annual fund accounting fee for the Money Market Portfolio is $30,000. Subject to the applicable minimum fee, the Portfolio's annual fee, payable monthly, is computed at the rate of 0.15% of the first $10 million, 0.10% of the next $20 million, 0.02% of the next $50 million and 0.01% in excess of $80 million of the Portfolio's average net assets. The transfer agent fee for The Institutional Fund is the greater of $20 per shareholder account or 0.06% of the Fund's average net assets.

     Mutual Funds Service Co. also serves as Administrator to the Trust. Services provided to the Trust include coordinating and monitoring any third party services to the Trust; providing the necessary personnel to perform administrative functions for the Trust, assisting in the preparation, filing and distribution of proxy materials, periodic reports to Trustees and shareholders, registration statements and other necessary documents. The Fund incurs an annual fee, payable monthly, of 0.05% of the Fund's average net assets. These fees are reviewable annually by the respective Trustees of the Trust and the Portfolio. For the year ended December 31, 2003, total payments to Mutual Funds Service Co. amounted to $84,835 for the Fund and Portfolio collectively.

     REPORTS TO SHAREHOLDERS - The Fund provides shareholders with quarterly reports of investments and other information, semi-annual financial statements, and annual reports.


                          ANTI-MONEY LAUNDERING PROGRAM

     The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

     Procedures to implement the Program include, but are not limited to, determining that the Fund's distributor, if any, and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control ("OFAC"), and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

                             PROXY VOTING PROCEDURES

     The Board of Trustees of the Trust has approved proxy voting procedures for the Trust. These procedures set forth guidelines and procedures for the voting of proxies relating to securities held by the Fund. Records of the Fund's proxy voting records are maintained and are available for inspection. The Board is responsible for overseeing the implementation of the procedures. Copies of the proxy voting procedures have been filed with the Securities and Exchange Commission, which may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. The procedures are also available on the SEC's EDGAR database at the SEC's website (www.sec.gov). Copies of the procedures can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov) or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. A copy will also be sent to you free of charge, at your request by writing to the Trust at 6125 Memorial Drive, Dublin, OH 43017, or calling toll free at 1-800-325-3539. A copy of the Trust's Proxy Voting Procedures is also attached to this SAI as Appendix I.


                     PRINCIPAL HOLDERS OF OUTSTANDING SHARES


         As of March 31, 2004, the following persons owned 5% or more of the Fund's outstanding shares of beneficial interest:


Name and Address                    Amount of Record                   Percent
of Beneficial Owner                 and Beneficially                    of Fund
-------------------                 ----------------                    -------


Carey & Company*                     18,192,403.33                      53.07%
7 Easton Oval EA4E70
Columbus, OH  43219

PRWW Investment Corporation           5,533,148.15                      16.14%
Bruce Johnson, President
Attn:  Mary Alice Avery
103 Springer Building

Wilmington, DE  19810


Consolidated Stores Corp.             2,954,999.11                        8.62%
Pension Pl & Tr Dtd 3-1-76
c/o R. Meeder & Assoc 0959
PO Box 7177
Dublin, OH  43017


     *Indicates control person. Control means beneficial ownership of more than 25% of the shares of the Fund. Because of this control, a control person could prevent a change in the investment adviser of the Portfolio that is favored by other shareholders. A control person could also cause a change in the investment adviser or subadviser of the Portfolio that is opposed by other shareholders.

     To the knowledge of the Trust, the shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.

                              FINANCIAL STATEMENTS

     The financial statements and independent auditors' reports required to be included in this Statement of Additional Information are incorporated herein by reference to the Trust's Annual Report to Shareholders for the fiscal year ended December 31, 2003. The Fund will provide the Annual Report without charge at written request or request by telephone.

                                                                      Appendix I
                             Proxy Voting Policies,
                            Procedures and Guidelines

Proxy Voting Policy

Generally

     It is the policy of Meeder Advisor Funds (the "Trust") that, absent compelling reasons why a proxy should not be voted, all proxies relating to securities owned by the Trust should be voted.

     Proxy voting shall be the responsibility of the Investment Policy Committee, which may delegate such aspects of this responsibility as it may consider appropriate to designated officers or employees of the Trust.

     If it is appropriate to do so, the Investment Policy Committee may employ an outside service provider to vote a proxy or to advise in the voting of a proxy.

     Proxies are voted in the best interest of the Trust's shareholders. The key element underlying any evaluation of a proxy is the effect, if any, a proposal could have on the current or future value of the Trust's shares of beneficial interest.

Conflicts of Interest

     Proxy solicitations that might involve a conflict of interest between the Trust and the investment adviser to the Trust, or the investment adviser's affiliates, will be considered by the Investment Policy Committee which will determine, based on a review of the issues raised by the solicitation, the nature of the potential conflict and, most importantly, the Trust's commitment to vote proxies in the best interest of the Trust's shareholders, how the proxy will be handled.

Proxy Voting Guidelines

     The Trust will evaluate each issue on its merits based on how it impacts public shareholders, including those in the Trust. We will consider management's views along with any others, but have no predisposition for or against management's requests.

Recordkeeping Procedures

     The Trust will retain records relating to the voting of proxies, including:

     o A copy of policies, procedures or guidelines relating to the voting of proxies.

     o A copy of each proxy statement that the Trust receives regarding client securities. The Trust may rely on a third party to make and retain, on its behalf, a copy of a proxy statement, provided that the Trust has obtained an undertaking from the third party to provide a copy of the proxy statement promptly upon request or may rely on obtaining a copy of a proxy statement from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system.

     o A record of each vote cast by the Trust. The Trust may rely on a third party to make and retain, on its behalf, a record of the vote cast, provided that the Trust has obtained an undertaking from the third party to provide a copy of the record promptly upon request.

     o A copy of any document created by the Trust that was material to making a decision regarding how to vote proxies or that memorializes the basis for that decision.

     o A copy of each written shareholder request for information on how the Trust voted proxies, and a copy of any written response by the Trust to any shareholder request for information.

     These records will be retained for five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the Trust.

                                     PART C

                                OTHER INFORMATION

Item 22.  Financial Statements and Exhibits

            Index to Financial Statements

              Financial Statements included in Part A

                  Financial Highlights

              Financial Statements included in Part B

               REGISTRANT - MEEDER ADVISOR FUNDS


               Statements of Assets and Liabilities - December 31, 2003 Statements of Operations - December 31, 2003
               Statements of Changes in Net Assets - for the years ended December 31, 2003 and 2002 for the Institutional Fund Financial Highlights
               Notes to Financial Statements
               Independent Auditors' Report dated March 15, 2004


               MONEY MARKET PORTFOLIO


               Portfolio of Investments - December 31, 2003
               Statements of Assets and Liabilities - December 31, 2003 Statements of Operations - December 31, 2003 Statements of Changes in Net Assets for the years ended December 31, 2003 and
                  2002
               Financial Highlights
               Notes to Financial Statements
               Independent Auditors' Report dated March 15, 2004


Statements and schedules other than those listed above are omitted because they are not required, or because the information required is included in financial statements or notes thereto.

Item 23. EXHIBITS:
         --------

(a) Declaration of Trust (effective June 22, 1992) -- filed as an exhibit to Registrant's initial Registration Statement on Form N-1A filed with the Commission on June 25, 1992, which exhibit is incorporated herein by reference.

(b) By-laws of the Trust -- filed as an exhibit to Registrant's initial Registration Statement on Form N-1A filed with the Commission on June 25, 1992, which exhibit is incorporated herein by reference.

(c)      Not Applicable.

(d)      Not Applicable.

(e)      Not Applicable.

(f) Deferred Compensation Plan for Independent Trustees -- filed as an exhibit to Registrant's Nineteenth Post-Effective Amendment to the Registration Statement on Form N-1A filed with the Commission on March 2, 1999, which exhibit is incorporated herein by reference.

(g) Custodian Agreement -- Between the Money Market Portfolio and The Huntington National Bank is filed herewith.

(h) Administration Services Agreement between the Fund and Mutual Funds Service Co. filed as an exhibit to Registrant's Seventh Post-Effective Amendment to the Registration Statement on Form N-1A filed with the Commission on or before February 18, 1995, which exhibit is incorporated herein by reference.

(i) Opinion and Consent of Counsel -- filed as an exhibit to Registrant's initial Registration Statement on Form N-1A filed with the Commission on June 25, 1992, which exhibit is incorporated herein by reference.

(j)      Consent of KPMG LLP, Independent Auditors is filed herewith.

(k)      Not Applicable.

(l) Investment Representation Letter of Initial Shareholder filed as an exhibit to Registrant's Eighth Post-Effective Amendment to the Registration Statement on Form N-1A filed with the Commission on April 29, 1995, which exhibit is incorporated herein by reference.

(m) 12b-1 Plan for The Institutional Fund -- reference is made to the exhibits referred to in Part C, Item 24(b)(15) of Registrant's Second Post-Effective Amendment to the Registration Statement on Form N-1A filed with the Commission on or about April 18, 1994, and is incorporated herein by reference.

(n)      Not applicable.

(o)      Not Applicable.

(p) (1) Code of Ethics of the Money Market Portfolio and the Registrant -- filed as an exhibit to Registrant's Twenty-first Post-Effective Amendment to the Registration Statement on Form N-1A filed with the Commission on May 1, 2000, which exhibit is incorporated herein by reference.

         (2) Code of Ethics of Meeder Financial, Inc., formerly known as Muirfield Investors, Inc. and Meeder Asset Management, Inc. -- filed as an exhibit to Registrant's Twenty-first Post-Effective Amendment to the Registration Statement on Form N-1A filed with the Commission on May 1, 2000, which exhibit is incorporated herein by reference.


     (q) Powers of Attorney of Trustees of Registrant and the Portfolio are incorporated by reference herein.


Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         None.

Item 25. INDEMNIFICATION.
         ---------------

         Reference is made to Section 5.3 of the Declaration of Trust filed as an exhibit to the Registrant's initial Registration Statement on Form N-1A filed with the Commission on June 25, 1992. As provided therein, each Fund is required to indemnify its officers and trustees against claims and liability arising in connection with the affairs of each Fund, except liability arising from breach of trust, bad faith, willful misfeasance, gross negligence or reckless disregard of duties. Each Fund is obligated to undertake the defense of any action brought against any officer, trustee or shareholder, and to pay the expenses thereof if he acted in good faith and in a manner he reasonably believed to in or not opposed to the best interest of each Fund, and with respect to any criminal action had no reasonable cause to believe his conduct was unlawful. Other conditions are applicable to the right of indemnification as set forth in the Declaration of Trust. In applying these provisions, each Fund will comply with the provisions of Investment Company Act.

Item 26. BUSINESS AND OTHER CONNECTIONS WITH INVESTMENT ADVISER.
         ------------------------------------------------------

         Not applicable.

Item 27. PRINCIPAL UNDERWRITERS.
         ----------------------

         (a)      Not applicable.

         (b)                              Positions and     Positions and
                 Name and Principal       Offices with       Offices with
                  Business Address         Underwriter        Registrant
                  ----------------         -----------        ----------

                  Robert S. Meeder, Sr.*     Director         Trustee, Chairman

                  Joseph A. Zarr*            President        None

                  Wesley F. Hoag*            Secretary        Vice President,
                                                              Secretary


                           *6125 Memorial Drive, Dublin, OH  43017


         (c)      Not Applicable

Item 28. LOCATION OF ACCOUNTS AND RECORDS.
         --------------------------------


         Registrant's Declaration of Trust, By-laws, and Minutes of Trustees' and Shareholders' Meetings, and contracts and like documents are in the physical possession of Mutual Funds Service Co., or Meeder Asset Management, Inc., at 6125 Memorial Drive, Dublin, Ohio 43017. Certain custodial records are in the custody of The Huntington National Bank, the Trust's custodian, at 7 Easton Oval, Columbus, OH 43219. All other records are kept in the custody of Meeder Asset Management, Inc. and Mutual Funds Service Co., 6125 Memorial Drive, Dublin, OH 43017.



Item 29. MANAGEMENT SERVICES.
         -------------------

         None.

Item 30. UNDERTAKINGS.
         ------------

         Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of one or more directors, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, and will assist communications among shareholders as set forth within Section 16(c) of the 1940 Act.

         Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Amendment to its Registration Statement meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dublin, and the State of Ohio on the 29th day of April, 2004.



                                           MEEDER ADVISOR FUNDS

                                           BY:  /s/ Wesley F. Hoag
                                                -----------------------------
                                                Wesley F. Hoag, Vice President

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


         APRIL 29, 2004                         /s/ Wesley F. Hoag
         ------------------------------         -------------------------------
         Date Signed                            Wesley F. Hoag, Vice President


                         Pursuant to Powers of Attorney
                for Robert S. Meeder, Sr., Milton S. Bartholomew,
           Roger D. Blackwell, James W. Didion, Charles A. Donabedian,
                    Robert S. Meeder, Jr., Jack Nicklaus II,
                               and Walter L. Ogle
                        Trustees of Meeder Advisor Funds


             APRIL 29, 2004                     /s/ Wesley F. Hoag
             -----------------------            ------------------------------
             Date Signed                        Wesley F. Hoag
                                                Executed by Wesley F. Hoag
                                                Pursuant to Powers of Attorney

                                   SIGNATURES


         Money Market Portfolio (the "Portfolio") has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of Meeder Advisor Funds to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Dublin and State of Ohio on the 29th day of April, 2004.


                                                MONEY MARKET PORTFOLIO


                                                By: /s/ Wesley F. Hoag
                                                    -----------------------
                                                    Wesley F. Hoag

         This Post-Effective Amendment to the Registration Statement on Form N-1A of Meeder Advisor Funds (File No. 33-48922) has been signed below by the following persons in the capacities with respect to the Portfolio indicated on April 29, 2004.


     SIGNATURE                                       TITLE

ROBERT S. MEEDER, SR.*                               President and Trustee
------------------------------------
Robert S. Meeder, Sr.

MILTON S. BARTHOLOMEW*                               Trustee
------------------------------------
Milton S. Bartholomew

ROGER D. BLACKWELL*                                  Trustee
------------------------------------
Roger D. Blackwell

JAMES W DIDION*                                      Trustee
-----------------------------------
James W. Didion

CHARLES A. DONABEDIAN*                               Trustee
------------------------------------
Charles A. Donabedian

ROBERT S. MEEDER, JR.*                               Vice President and Trustee
------------------------------------
Robert S. Meeder, Jr..

JACK W. NICKLAUS II*                                 Trustee
-----------------------------------
Jack W. Nicklaus II

WALTER L. OGLE*                                      Trustee
------------------------------------
Walter L. Ogle


/s/ Bruce E. McKibben                                Treasurer, Principal
------------------------------------                 Accounting Officer and
Bruce E. McKibben                                    Principal Financial Officer

*By: /s/ Wesley F. Hoag
     -----------------------------------------------
     Wesley F. Hoag
     Executed by Wesley F. Hoag on behalf
     of those indicated pursuant to Powers of Attorney